Shareholders' Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Nov. 03, 2021 CNY (¥) shares	Nov. 03, 2021 USD ($) $ / shares shares	May 07, 2021 CNY (¥) shares	May 07, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Shares issued					0	0	9,109,312
Shares issued price per share | $ / shares				$ 72.5
Net proceeds from the IPO including underwriter options after deducting underwriting discount and offering expenses					¥ 556,958	$ 87,399
ADSs
Shares issued				970,962
Shares issued price per share | $ / shares				$ 7.25
IPO
Shares issued				9,709,620
Net proceeds from the IPO including underwriter options after deducting underwriting discount and offering expenses			¥ 383,200	$ 60,100
Private placement investment
Net proceeds from the private placement	¥ 135,800	$ 21,300
PIPE Warrants | ADSs
Ordinary shares re-designated	4,725,830	4,725,830
Exercise price per share | $ / shares		$ 5.30
PA Warrants | ADSs
Ordinary shares re-designated	354,440	354,440
Exercise price per share | $ / shares		$ 6.625
Class A
Shares issued					5,712,857	5,712,857	0
Ordinary shares re-designated			5,199,179	5,199,179
Class A | PIPE Warrants
Ordinary shares re-designated	472,583	472,583
Exercise price per share | $ / shares		$ 5.30
Class A | PIPE Warrants | Private placement investment
Ordinary shares re-designated	472,583	472,583
Class A | PA Warrants
Ordinary shares re-designated	35,444	35,444
Exercise price per share | $ / shares		$ 6.625
Class B
Shares issued							0
Ordinary shares re-designated			4,840,000	4,840,000